Share capital and share based payments - Disclosure of Terms and Conditions of Other Equity Instruments (Details)																			12 Months Ended
	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) shares € / shares	Nov. 04, 2019 EUR (€) shares € / shares	Jul. 03, 2019 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Jan. 14, 2019 EUR (€) shares € / shares	Nov. 20, 2018 EUR (€) shares € / shares	Jul. 03, 2018 EUR (€) shares € / shares	Apr. 03, 2018 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Dec. 30, 2016 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														2,000					2,000	2,000	2,000
Share entitlement per free share (in shares) | shares														130
Grant date share fair value (in EUR per share)														€ 10.87
Expected dividends | €														€ 0
Expected turnover (yearly basis)														5.00%
Volatility														40.00%
Fair value per AGA (in EUR per share)														€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														2,486					2,486	2,486	2,486
Share entitlement per free share (in shares) | shares														130
Grant date share fair value (in EUR per share)														€ 10.87
Expected dividends | €														€ 0
Expected turnover (yearly basis)														5.00%
Volatility														40.00%
Fair value per AGA (in EUR per share)														€ 911
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														3 years
Number of free shares granted (in shares) | shares														50,000					50,000	50,000	50,000
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share)														€ 10.87
Expected dividends | €														€ 0
Expected turnover (yearly basis)														0.00%
Volatility														0.00%
Fair value per AGA (in EUR per share)														€ 10.55
AGA Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														99,932
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share)														€ 10.87
Expected dividends | €														€ 0
Expected turnover (yearly basis)														5.00%
Volatility														0.00%
Fair value per AGA (in EUR per share)														€ 10.55
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														3,000					3,000	3,000	3,000
Share entitlement per free share (in shares) | shares														111
Grant date share fair value (in EUR per share)														€ 12.73
Expected dividends | €														€ 0
Expected turnover (yearly basis)														9.00%
Volatility														40.00%
Fair value per AGA (in EUR per share)														€ 956
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													3 years
Number of free shares granted (in shares) | shares													250,000						250,000	250,000	250,000
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share)													€ 12.73
Expected dividends | €													€ 0
Expected turnover (yearly basis)													0.00%
Volatility													0.00%
Fair value per AGA (in EUR per share)													€ 14.61
AGA Employees 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													1 year
Non transferability period (in years)													2 years
Number of free shares granted (in shares) | shares													149,943
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share)													€ 12.73
Expected dividends | €													€ 0
Expected turnover (yearly basis)													5.00%
Volatility													0.00%
Fair value per AGA (in EUR per share)													€ 10.55
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												1 year
Non transferability period (in years)												1 year
Number of free shares granted (in shares) | shares												114,500
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 5.52
Expected dividends | €												€ 0
Expected turnover (yearly basis)												4.00%
Volatility												55.00%
Fair value per AGA (in EUR per share)												€ 5.83
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											1 year
Non transferability period (in years)											1 year
Number of free shares granted (in shares) | shares											28,556								114,500	114,500	114,500
Share entitlement per free share (in shares) | shares											1
Grant date share fair value (in EUR per share)											€ 10.90
Expected dividends | €											€ 0
Expected turnover (yearly basis)											0.00%
Volatility											0.00%
Fair value per AGA (in EUR per share)											€ 10.30
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											1 year
Non transferability period (in years)											2 years
Number of free shares granted (in shares) | shares											5,725
Share entitlement per free share (in shares) | shares											100
Grant date share fair value (in EUR per share)											€ 5.52
Expected dividends | €											€ 0
Expected turnover (yearly basis)											5.00%
Volatility											55.00%
Fair value per AGA (in EUR per share)											€ 90
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											1 year
Non transferability period (in years)											2 years
Number of free shares granted (in shares) | shares											2,400
Share entitlement per free share (in shares) | shares											100
Grant date share fair value (in EUR per share)											€ 5.52
Expected dividends | €											€ 0
Expected turnover (yearly basis)											11.00%
Volatility											55.00%
Fair value per AGA (in EUR per share)											€ 90
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)										1 year
Non transferability period (in years)										1 year
Number of free shares granted (in shares) | shares										67,028
Share entitlement per free share (in shares) | shares										1
Grant date share fair value (in EUR per share)										€ 5.06
Expected dividends | €										€ 0
Expected turnover (yearly basis)										0.00%
Volatility										0.00%
Fair value per AGA (in EUR per share)										€ 4.69
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									3 years
Number of free shares granted (in shares) | shares									327,500
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share)									€ 8.00
Expected dividends | €									€ 0
Expected turnover (yearly basis)									4.00%
Volatility									45.00%
Fair value per AGA (in EUR per share)									€ 3.81
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									3 years
Number of free shares granted (in shares) | shares									260,000
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share)									€ 8.00
Expected dividends | €									€ 0
Expected turnover (yearly basis)									10.00%
Volatility									45.00%
Fair value per AGA (in EUR per share)									€ 3.81
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)							3 years
Number of free shares granted (in shares) | shares							25,000												25,000	25,000	25,000
Share entitlement per free share (in shares) | shares							1
Grant date share fair value (in EUR per share)							€ 5.74
Expected dividends | €							€ 0
Expected turnover (yearly basis)							10.00%
Volatility							0.00%
Fair value per AGA (in EUR per share)							€ 5.74
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)								1 year
Non transferability period (in years)								1 year
Number of free shares granted (in shares) | shares								90,650											67,028	67,028	67,028
Share entitlement per free share (in shares) | shares								1
Grant date share fair value (in EUR per share)								€ 7.31
Expected dividends | €								€ 0
Expected turnover (yearly basis)								4.03%
Fair value per AGA (in EUR per share)								€ 7.31
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						1 year
Non transferability period (in years)						1 year
Number of free shares granted (in shares) | shares						57,376													57,376	57,376	57,376
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share)						€ 5.90
Expected dividends | €						€ 0
Expected turnover (yearly basis)						0.00%
Volatility						0.00%
Fair value per AGA (in EUR per share)						€ 5.72
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)					3 years
Number of free shares granted (in shares) | shares					546,700
Share entitlement per free share (in shares) | shares					1
Grant date share fair value (in EUR per share)					€ 3.13
Expected dividends | €					€ 0
Expected turnover (yearly basis)					10.00%
Volatility					45.00%
Fair value per AGA (in EUR per share)					€ 3.13
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)					3 years
Number of free shares granted (in shares) | shares					355,000
Share entitlement per free share (in shares) | shares					1
Grant date share fair value (in EUR per share)					€ 3.13
Expected dividends | €					€ 0
Expected turnover (yearly basis)					10.00%
Volatility					45.00%
Fair value per AGA (in EUR per share)					€ 3.13
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)				1 year
Non transferability period (in years)				1 year
Number of free shares granted (in shares) | shares				79,861															79,861	79,861
Share entitlement per free share (in shares) | shares				1
Grant date share fair value (in EUR per share)				€ 6.40
Expected dividends | €				€ 0
Expected turnover (yearly basis)				0.00%
Volatility				0.00%
Fair value per AGA (in EUR per share)				€ 6.40
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)			3 years 6 months
Number of free shares granted (in shares) | shares			769,202																766,650	766,650
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share)			€ 2.94
Expected dividends | €			€ 0
Expected turnover (yearly basis)			10.00%
Volatility			45.00%
Fair value per AGA (in EUR per share)			€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)			3 years 6 months
Number of free shares granted (in shares) | shares			710,000																710,000	710,000
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share)			€ 2.94
Expected dividends | €			€ 0
Expected turnover (yearly basis)			10.00%
Volatility			45.00%
Fair value per AGA (in EUR per share)			€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		1 year
Non transferability period (in years)		1 year
Number of free shares granted (in shares) | shares		125,748																	125,748
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 3.43
Expected dividends | €		€ 0
Expected turnover (yearly basis)		0.00%
Volatility		0.00%
Fair value per AGA (in EUR per share)		€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 6 months
Number of free shares granted (in shares) | shares	1,066,600																		1,066,600
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share)	€ 1.76
Expected dividends | €	€ 0
Expected turnover (yearly basis)	13.32%
Volatility	50.00%
Fair value per AGA (in EUR per share)	€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 6 months
Number of free shares granted (in shares) | shares	610,000																		610,000
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share)	€ 1.76
Expected dividends | €	€ 0
Expected turnover (yearly basis)	13.32%
Volatility	50.00%
Fair value per AGA (in EUR per share)	€ 1.76
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																		2 years
Number of free shares granted (in shares) | shares																		237,500	237,500	237,500	237,500
Share entitlement per free share (in shares) | shares																		1
Grant date share fair value (in EUR per share)																		€ 2.45
Expected dividends | €																		€ 0
Volatility																		31.83%
Fair value per AGA (in EUR per share)																		€ 0.87
Exercise price (in EUR per share)																		€ 2.36
Average life of BSA (year)																		5 years 6 months
Risk-free interest rate																		2.42%
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	2 years
Number of free shares granted (in shares) | shares																	150,000		150,000	150,000	150,000
Share entitlement per free share (in shares) | shares																	1
Grant date share fair value (in EUR per share)																	€ 6.85
Expected dividends | €																	€ 0
Volatility																	46.72%
Fair value per AGA (in EUR per share)																	€ 2.51
Exercise price (in EUR per share)																	€ 8.65
Average life of BSA (year)																	5 years 6 months
Risk-free interest rate																	1.00%
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																2 years
Number of free shares granted (in shares) | shares																70,000			70,000	70,000	70,000
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share)																€ 13.65
Expected dividends | €																€ 0
Volatility																54.08%
Fair value per AGA (in EUR per share)																€ 6.59
Exercise price (in EUR per share)																€ 9.59
Average life of BSA (year)																5 years 6 months
Risk-free interest rate																0.25%
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)															2 years
Number of free shares granted (in shares) | shares															14,200				14,200	14,200	14,200
Share entitlement per free share (in shares) | shares															1
Grant date share fair value (in EUR per share)															€ 13.64
Expected dividends | €															€ 0
Volatility															47.83%
Fair value per AGA (in EUR per share)															€ 4.73
Exercise price (in EUR per share)															€ 14.05
Average life of BSA (year)															5 years 6 months
Risk-free interest rate															0.25%
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												2 years
Number of free shares granted (in shares) | shares												37,000							37,000	37,000	37,000
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 10.41
Expected dividends | €												€ 0
Volatility												61.74%
Fair value per AGA (in EUR per share)												€ 0.57
Exercise price (in EUR per share)												€ 11.00
Average life of BSA (year)												6 years
Risk-free interest rate												0.20%
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)															2 years
Number of free shares granted (in shares) | shares															1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares) | shares															1
Grant date share fair value (in EUR per share)															€ 13.77
Expected dividends | €															€ 0
Volatility															41.00%
Fair value per AGA (in EUR per share)															€ 1.15
Exercise price (in EUR per share)															€ 7.20
Average life of BSA (year)															10 years
Risk-free interest rate															1.22%